Financial Instruments (Details) - Schedule of changes in liabilities arising from financial activities - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance	£ 138,251	£ 38,345
Ending balance	381,745	138,251
New leases	26,228	19,850
Acquisition of subsidiaries	64,264	65,779
Issue of debt	773,038	216,444
Repayment	(654,531)	(202,819)
Terminations	(2,969)
Interest on lease liabilities	1,338	652
Warrants issued and exercised	62,695
Fair value movements	(26,569)
Bank loans [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance
Ending balance	1,450
New leases
Acquisition of subsidiaries	1,468
Issue of debt	30
Repayment	(48)
Terminations
Interest on lease liabilities
Warrants issued and exercised
Fair value movements
Stocking loans [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance	86,709	32,477
Ending balance	177,979	86,709
New leases
Acquisition of subsidiaries		33,870
Issue of debt	665,325	216,444
Repayment	(574,055)	(196,082)
Terminations
Interest on lease liabilities
Warrants issued and exercised
Fair value movements
Subscription facilities [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance
Ending balance	67,175
New leases
Acquisition of subsidiaries	19,878
Issue of debt	107,683
Repayment	(60,386)
Terminations
Interest on lease liabilities
Warrants issued and exercised
Fair value movements
Lease liabilities [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance	48,048	5,868
Ending balance	90,400	48,048
New leases	26,228	19,850
Acquisition of subsidiaries	36,352	27,972
Issue of debt
Repayment	(18,597)	(6,294)
Terminations	(2,969)
Interest on lease liabilities	1,338	652
Warrants issued and exercised
Fair value movements
Mortgages [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance	3,494
Ending balance	2,049	3,494
New leases
Acquisition of subsidiaries		3,937
Issue of debt
Repayment	(1,445)	(443)
Terminations
Interest on lease liabilities
Warrants issued and exercised
Fair value movements
Warrants [Member]
Financial Instruments (Details) - Schedule of changes in liabilities arising from financial activities [Line Items]
Beginning balance
Ending balance	42,692
New leases
Acquisition of subsidiaries	6,566
Issue of debt
Repayment
Terminations
Interest on lease liabilities
Warrants issued and exercised	62,695
Fair value movements	£ (26,569)